UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22501

Name of Fund: BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.7%

Chemicals — 13.2%
CF Industries Holdings, Inc.(a)	142,584	$7,762,273
FMC Corp.(a)(b)	193,901	16,904,289
Mosaic Co.(a)	519,336	16,868,033
Nufarm Ltd.	1,425,601	7,083,677
Nutrien Ltd.(a)	1,077,867	62,192,926
Umicore SA	130,453	7,286,903
Yara International ASA	197,504	9,693,155

		127,791,256
Containers & Packaging — 4.5%
International Paper Co.(a)	136,601	6,713,939
Packaging Corp. of America(b)	174,418	19,131,911
Smurfit Kappa Group PLC	457,743	18,116,138

		43,961,988
Electronic Equipment, Instruments & Components — 1.0%
Trimble, Inc.(a)(d)	232,048	10,084,806

Energy Equipment & Services — 1.4%
Baker Hughes a GE Co.	148,399	5,020,338
Halliburton Co.(a)	218,070	8,838,377

		13,858,715
Food Products — 6.1%
Archer-Daniels-Midland Co.(a)(b)	608,006	30,564,462
Bunge Ltd.(a)	95,344	6,551,086
Glanbia PLC	454,911	7,852,251
Hormel Foods Corp.(a)	248,322	9,783,887
Tyson Foods, Inc., Class A(a)(b)	82,246	4,896,104

		59,647,790
Machinery — 0.8%
Deere & Co.(a)	50,289	7,559,945

Metals & Mining — 34.7%
ArcelorMittal	870,140	27,014,597
Barrick Gold Corp.	1,210,153	13,408,495
BHP Billiton PLC	1,371,992	29,939,048
First Quantum Minerals Ltd.	1,607,882	18,311,419
Fresnillo PLC	885,951	9,463,139
Glencore PLC(d)	8,587,947	37,019,890
Lundin Mining Corp.	1,941,106	10,279,228
Neo Lithium Corp.(d)(e)	5,522,674	4,574,971
Nevsun Resources Ltd.	2,118,850	9,399,613
Newcrest Mining Ltd.	1,157,011	16,247,066
Newmont Mining Corp.(a)	355,922	10,748,844
OZ Minerals Ltd.	1,655,292	11,158,557
Polyus PJSC	146,678	4,604,436
Randgold Resources Ltd., — ADR(a)	182,127	12,849,060
Rio Tinto PLC — ADR(a)	550,688	28,096,102
Stelco Holdings, Inc.	1,105,092	18,428,895
Teck Resources Ltd., Class B(a)	1,112,210	26,804,261
Vale SA — ADR(a)	2,856,810	42,395,060

Security		Shares	Value
Metals & Mining (continued)
Wheaton Precious Metals Corp.		323,966	$5,669,405

			336,412,086
Oil, Gas & Consumable Fuels — 35.5%
Andeavor		43,000	6,600,500
BP PLC — ADR(a)		1,193,181	55,005,644
Cairn Energy PLC(d)		1,830,723	5,533,390
Canadian Natural Resources Ltd.		251,635	8,221,265
Chevron Corp.(a)(b)		93,165	11,392,216
CNOOC Ltd.		7,324,000	14,502,440
ConocoPhillips(a)		221,962	17,179,859
Devon Energy Corp.(a)		227,915	9,102,925
Encana Corp.		536,999	7,038,589
EQT Corp.		114,043	5,044,122
Exxon Mobil Corp.(a)(b)		332,868	28,300,437
Kosmos Energy Ltd.(d)		472,352	4,416,491
Pioneer Natural Resources Co.(a)		60,823	10,594,758
Royal Dutch Shell PLC — ADR, Class A(a)		821,105	55,950,095
Suncor Energy, Inc.		899,709	34,813,964
TOTAL SA		874,934	56,888,864
Valero Energy Corp.(a)		119,589	13,603,249

			344,188,808
Paper & Forest Products — 1.5%
Mondi PLC		530,790	14,532,882
Precious Woods Holding AG(d)		20,000	167,108
Quintis Ltd.(c)(d)(e)		7,903,565	66

			14,700,056

Total Common Stocks — 98.7% (Cost — $796,367,670)			958,205,450

Corporate Bonds — 1.7%

Metals & Mining — 1.7%
Beadell Resources Ltd., 6.00%, 06/30/23(c)(f)	USD	1,800	1,681,920
Osisko Gold Royalties, Ltd., 4.00%, 12/31/22	CAD	5,652	4,290,471
Pilgangoora Operations Pty Ltd, 12.00%, 06/21/22	USD	9,000	10,121,535

Total Corporate Bonds — 1.7% (Cost — $15,311,494)			16,093,926

Total Long-Term Investments — 100.4% (Cost — $811,679,164)			974,299,376

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.97%(g)(i)		5,643,819	5,643,819

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value
SL Liquidity Series, LLC, Money Market Series, 2.26%(g)(h)(i)	500,495	$500,545

Total Short-Term Securities — 0.6% (Cost — $6,144,399)		6,144,364

Total Investments Before Options Written — 101.0% (Cost — $817,823,563)		980,443,740

Value
Options Written — (1.1)% (Premiums Received — $7,716,919)	$(10,956,382)

Total Investments, Net of Options Written — 99.9% (Cost — $810,106,644)	969,487,358
Other Assets Less Liabilities — 0.1%	1,137,066

Net Assets — 100.0%	$970,624,424

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Security, or a portion of the security, is on loan.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of security was purchased with the cash collateral from loaned securities.
(i)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	16,156,750	(10,512,931)	5,643,819	$5,643,819	$119,154		$—	$—
SL Liquidity Series, LLC, Money Market Series	488,032	12,463	500,495	500,545	8,623	(b)	—	4

				$6,144,364	$127,777		$—	$4

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar
Portfolio Abbreviations

ADR	American Depositary Receipts

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Resources & Commodities Strategy Trust (BCX)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Archer-Daniels-Midland Co.	222	10/05/18	USD	$52.00	USD	1,116	$(1,776)
BP PLC — ADR	433	10/05/18	USD	44.00	USD	1,996	(93,528)
CF Industries Holdings, Inc.	38	10/05/18	USD	53.00	USD	207	(6,555)
CF Industries Holdings, Inc.	45	10/05/18	USD	53.50	USD	245	(6,052)
Chevron Corp.	51	10/05/18	USD	123.00	USD	624	(3,748)
ConocoPhillips	151	10/05/18	USD	74.00	USD	1,169	(52,850)
Devon Energy Corp.	149	10/05/18	USD	44.50	USD	595	(298)
Halliburton Co.	361	10/05/18	USD	41.50	USD	1,463	(5,956)
Hormel Foods Corp.	135	10/05/18	USD	39.50	USD	532	(4,050)
International Paper Co.	136	10/05/18	USD	53.00	USD	668	(204)
International Paper Co.	8	10/05/18	USD	52.00	USD	39	(32)
Royal Dutch Shell PLC — ADR, Class A	29	10/05/18	USD	65.00	USD	198	(9,425)
Royal Dutch Shell PLC — ADR, Class A	608	10/05/18	USD	67.50	USD	4,143	(62,320)
Teck Resources Ltd., Class B	850	10/05/18	USD	24.00	USD	2,049	(44,625)
Vale SA — ADR	1,212	10/05/18	USD	14.00	USD	1,799	(106,656)
BP PLC — ADR	436	10/12/18	USD	44.00	USD	2,010	(97,228)
CF Industries Holdings, Inc.	135	10/12/18	USD	52.00	USD	735	(37,800)
Chevron Corp.	28	10/12/18	USD	121.00	USD	342	(6,580)
ConocoPhillips	166	10/12/18	USD	73.00	USD	1,285	(82,170)
Devon Energy Corp.	149	10/12/18	USD	45.00	USD	595	(894)
Devon Energy Corp.	38	10/12/18	USD	42.00	USD	152	(969)
Exxon Mobil Corp.	820	10/12/18	USD	82.00	USD	6,972	(272,650)
Hormel Foods Corp.	300	10/12/18	USD	41.00	USD	1,182	(3,000)
International Paper Co.	144	10/12/18	USD	53.50	USD	708	(1,584)
International Paper Co.	9	10/12/18	USD	52.00	USD	44	(63)
Mosaic Co.	125	10/12/18	USD	31.50	USD	406	(15,500)
Pioneer Natural Resources Co.	63	10/12/18	USD	167.50	USD	1,097	(51,660)
Royal Dutch Shell PLC — ADR, Class A	608	10/12/18	USD	67.50	USD	4,143	(79,040)
Teck Resources Ltd., Class B	208	10/12/18	USD	24.00	USD	501	(15,184)
Vale SA — ADR	1,003	10/12/18	USD	14.00	USD	1,488	(99,297)
Archer-Daniels-Midland Co.	264	10/19/18	USD	50.00	USD	1,327	(23,232)
BP PLC — ADR	671	10/19/18	USD	43.00	USD	3,093	(216,398)
Bunge Ltd.	151	10/19/18	USD	65.00	USD	1,038	(61,910)
CF Industries Holdings, Inc.	107	10/19/18	USD	55.00	USD	583	(11,984)
Canadian Natural Resources Ltd.	425	10/19/18	CAD	44.00	CAD	1,794	(7,732)
Chevron Corp.	51	10/19/18	USD	125.00	USD	624	(4,105)
ConocoPhillips	266	10/19/18	USD	75.00	USD	2,059	(80,199)
Deere & Co.	71	10/19/18	USD	155.00	USD	1,067	(9,834)
Devon Energy Corp.	219	10/19/18	USD	44.00	USD	875	(3,285)
Devon Energy Corp.	85	10/19/18	USD	42.00	USD	339	(3,655)
FMC Corp.	350	10/19/18	USD	87.50	USD	3,051	(70,875)
First Quantum Minerals Ltd.	1,140	10/19/18	CAD	18.00	CAD	1,677	(9,267)
First Quantum Minerals Ltd.	560	10/19/18	CAD	19.00	CAD	824	(3,035)
Halliburton Co.	137	10/19/18	USD	40.00	USD	555	(16,577)
Hormel Foods Corp.	180	10/19/18	USD	37.50	USD	709	(37,800)
International Paper Co.	74	10/19/18	USD	52.50	USD	364	(925)
Lundin Mining Corp.	1,000	10/19/18	CAD	7.00	CAD	684	(13,936)
Mosaic Co.	125	10/19/18	USD	32.00	USD	406	(12,938)
Nutrien Ltd.	892	10/19/18	USD	60.00	USD	5,147	(22,300)

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Nutrien Ltd.	668	10/19/18	USD	$57.50	USD	3,854	$(78,490)
Pioneer Natural Resources Co.	41	10/19/18	USD	180.00	USD	714	(8,712)
Randgold Resources Ltd. — ADR	545	10/19/18	USD	67.50	USD	3,845	(215,275)
Rio Tinto PLC — ADR	1,090	10/19/18	USD	50.00	USD	5,561	(207,100)
Rio Tinto PLC — ADR	516	10/19/18	USD	53.50	USD	2,633	(21,893)
Royal Dutch Shell PLC — ADR, Class A	568	10/19/18	USD	65.00	USD	3,870	(195,960)
Stelco Holdings, Inc.	100	10/19/18	CAD	25.00	CAD	215	(1,548)
Stelco Holdings, Inc.	290	10/19/18	CAD	23.31	CAD	625	(3,031)
Suncor Energy, Inc.	1,565	10/19/18	CAD	54.00	CAD	7,822	(11,510)
Teck Resources Ltd., Class B	550	10/19/18	USD	24.00	USD	1,326	(48,400)
Tyson Foods, Inc., Class A	166	10/19/18	USD	62.50	USD	988	(2,905)
Vale SA — ADR	1,342	10/19/18	USD	14.00	USD	1,992	(141,581)
Valero Energy Corp.	480	10/19/18	USD	120.00	USD	5,460	(26,160)
Archer-Daniels-Midland Co.	250	10/26/18	USD	51.00	USD	1,257	(12,250)
BP PLC — ADR	686	10/26/18	USD	45.00	USD	3,162	(112,504)
CF Industries Holdings, Inc.	245	10/26/18	USD	55.50	USD	1,334	(29,155)
Chevron Corp.	74	10/26/18	USD	119.00	USD	905	(30,340)
ConocoPhillips	232	10/26/18	USD	77.00	USD	1,796	(45,588)
Deere & Co.	130	10/26/18	USD	157.50	USD	1,954	(15,405)
Devon Energy Corp.	36	10/26/18	USD	43.50	USD	144	(1,026)
Devon Energy Corp.	71	10/26/18	USD	40.50	USD	284	(7,703)
Exxon Mobil Corp.	137	10/26/18	USD	85.00	USD	1,165	(21,098)
Halliburton Co.	187	10/26/18	USD	42.00	USD	758	(11,594)
Hormel Foods Corp.	367	10/26/18	USD	42.50	USD	1,446	(3,670)
International Paper Co.	105	10/26/18	USD	56.00	USD	516	(735)
Mosaic Co.	431	10/26/18	USD	33.00	USD	1,400	(28,662)
Newmont Mining Corp.	712	10/26/18	USD	32.50	USD	2,150	(18,156)
Nutrien Ltd.	630	10/26/18	USD	57.00	USD	3,635	(103,950)
Pioneer Natural Resources Co.	43	10/26/18	USD	175.00	USD	749	(21,070)
Royal Dutch Shell PLC — ADR, Class A	382	10/26/18	USD	65.00	USD	2,603	(127,970)
Teck Resources Ltd., Class B	915	10/26/18	USD	25.00	USD	2,205	(64,050)
Vale SA — ADR	463	10/26/18	USD	14.00	USD	687	(53,940)
Vale SA — ADR	1,407	10/26/18	USD	14.50	USD	2,088	(116,781)
Bunge Ltd.	230	10/30/18	USD	66.70	USD	1,580	(71,972)
Pioneer Natural Resources Co.	21	10/31/18	USD	179.50	USD	366	(7,224)
Archer-Daniels-Midland Co.	1,148	11/02/18	USD	51.00	USD	5,771	(69,454)
BP PLC — ADR	219	11/02/18	USD	45.00	USD	1,010	(40,077)
Chevron Corp.	110	11/02/18	USD	120.00	USD	1,345	(47,025)
Chevron Corp.	45	11/02/18	USD	125.00	USD	550	(7,492)
ConocoPhillips	72	11/02/18	USD	79.00	USD	557	(9,540)
Devon Energy Corp.	82	11/02/18	USD	41.00	USD	328	(8,610)
Exxon Mobil Corp.	197	11/02/18	USD	86.50	USD	1,675	(21,079)
Hormel Foods Corp.	240	11/02/18	USD	41.00	USD	946	(6,000)
International Paper Co.	70	11/02/18	USD	54.50	USD	344	(1,050)
Mosaic Co.	500	11/02/18	USD	33.00	USD	1,624	(39,500)
Newmont Mining Corp.	711	11/02/18	USD	32.50	USD	2,147	(23,463)
Nutrien Ltd.	412	11/02/18	USD	59.50	USD	2,377	(28,840)
Nutrien Ltd.	668	11/02/18	USD	58.00	USD	3,854	(85,170)
Pioneer Natural Resources Co.	75	11/02/18	USD	177.50	USD	1,306	(33,375)
Royal Dutch Shell PLC — ADR, Class A	567	11/02/18	USD	66.00	USD	3,864	(168,683)
Royal Dutch Shell PLC — ADR, Class A	383	11/02/18	USD	67.00	USD	2,610	(84,260)
Teck Resources Ltd., Class B	410	11/02/18	USD	26.00	USD	988	(20,500)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Teck Resources Ltd., Class B	600	11/02/18	USD	$25.00	USD	1,446	$(48,000)
Tyson Foods, Inc., Class A	84	11/02/18	USD	61.50	USD	500	(5,040)
Vale SA — ADR	696	11/02/18	USD	14.00	USD	1,033	(88,740)
Vale SA — ADR	715	11/02/18	USD	14.50	USD	1,061	(68,640)
Vale SA — ADR	750	11/02/18	USD	15.50	USD	1,113	(37,125)
Archer-Daniels-Midland Co.	548	11/09/18	USD	51.00	USD	2,755	(55,074)
Vale SA — ADR	578	11/09/18	USD	15.00	USD	858	(44,217)
BP PLC — ADR	218	11/16/18	USD	45.00	USD	1,005	(41,420)
BP PLC — ADR	708	11/16/18	USD	47.00	USD	3,264	(58,056)
Chevron Corp.	110	11/16/18	USD	120.00	USD	1,345	(52,525)
Devon Energy Corp.	82	11/16/18	USD	41.00	USD	328	(13,448)
Encana Corp.	1,396	11/16/18	CAD	17.00	CAD	2,363	(82,140)
Exxon Mobil Corp.	177	11/16/18	USD	87.50	USD	1,505	(16,019)
Lundin Mining Corp.	1,930	11/16/18	CAD	8.00	CAD	1,320	(10,459)
Mosaic Co.	500	11/16/18	USD	33.00	USD	1,624	(59,000)
Royal Dutch Shell PLC — ADR, Class A	139	11/16/18	USD	70.00	USD	947	(14,943)
Stelco Holdings, Inc.	200	11/16/18	CAD	24.00	CAD	431	(6,581)
Teck Resources Ltd., Class B	915	11/16/18	USD	26.00	USD	2,205	(62,678)
Trimble, Inc.	222	11/16/18	USD	45.00	USD	965	(28,305)
Vale SA — ADR	579	11/16/18	USD	14.00	USD	859	(79,323)
Vale SA — ADR	1,408	11/16/18	USD	15.00	USD	2,089	(114,048)

Total							$(5,318,988)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ArcelorMittal	Goldman Sachs International	44,400	10/03/18	EUR	27.80	EUR	1,187	$(4,293)
Barrick Gold Corp.	Barclays Bank PLC	242,000	10/03/18	USD	10.70	USD	2,681	(102,831)
Fresnillo PLC	Morgan Stanley & Co. International PLC	192,300	10/03/18	GBP	9.82	GBP	1,575	—
Stelco Holdings, Inc.	Morgan Stanley & Co. International PLC	30,000	10/03/18	CAD	24.89	CAD	646	(83)
TOTAL SA	Credit Suisse International	52,200	10/03/18	EUR	55.37	EUR	2,923	(56,820)
Trimble, Inc.	Barclays Bank PLC	22,000	10/03/18	USD	41.53	USD	956	(44,943)
Glencore PLC	Societe Generale	2,649,200	10/05/18	GBP	3.24	GBP	8,769	(373,090)
Barrick Gold Corp.	Barclays Bank PLC	242,000	10/09/18	USD	10.70	USD	2,681	(118,406)
Canadian Natural Resources Ltd.	Credit Suisse International	75,400	10/09/18	CAD	45.29	CAD	3,182	(733)
Nutrien Ltd.	Deutsche Bank AG	104,200	10/09/18	USD	58.77	USD	6,012	(36,248)
Stelco Holdings, Inc.	Morgan Stanley & Co. International PLC	30,000	10/09/18	CAD	26.24	CAD	646	(203)
Smurfit Kappa Group PLC	Morgan Stanley & Co. International PLC	58,000	10/10/18	EUR	35.73	EUR	1,977	(3,150)
Trimble, Inc.	Barclays Bank PLC	12,300	10/10/18	USD	42.69	USD	535	(13,052)
Vale SA — ADR	Goldman Sachs International	57,800	10/10/18	USD	13.94	USD	858	(58,013)
Stelco Holdings, Inc.	Citibank N.A.	29,000	10/15/18	CAD	23.52	CAD	625	(6,840)
Yara International ASA	UBS AG	79,100	10/16/18	NOK	379.24	NOK	31,596	(231,030)
Newcrest Mining Ltd.	UBS AG	25,000	10/17/18	AUD	19.47	AUD	486	(6,952)
Smurfit Kappa Group PLC	Morgan Stanley & Co. International PLC	58,000	10/17/18	EUR	35.73	EUR	1,977	(6,808)
TOTAL SA	Barclays Bank PLC	38,000	10/17/18	EUR	53.06	EUR	2,128	(133,289)
ArcelorMittal	Credit Suisse International	54,200	10/18/18	EUR	27.27	EUR	1,449	(34,042)
Vale SA — ADR	JPMorgan Chase Bank N.A.	69,600	10/18/18	USD	13.44	USD	1,033	(106,249)
Lundin Mining Corp.	Citibank N.A.	241,700	10/23/18	CAD	6.76	CAD	1,653	(58,778)
Packaging Corp. of America	Barclays Bank PLC	69,700	10/23/18	USD	118.95	USD	7,645	(8,729)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
TOTAL SA	Morgan Stanley & Co. International PLC	75,100	10/23/18	EUR	$54.81	EUR	4,206	$(159,584)
ArcelorMittal	Goldman Sachs International	108,400	10/24/18	EUR	25.59	EUR	2,899	(210,304)
BHP Billiton PLC	Goldman Sachs International	211,100	10/24/18	GBP	15.57	GBP	3,534	(388,163)
Baker Hughes a GE Co.	Citibank N.A.	14,900	10/24/18	USD	32.94	USD	504	(23,769)
FMC Corp.	UBS AG	28,800	10/24/18	USD	83.56	USD	2,511	(141,214)
Fresnillo PLC	UBS AG	162,000	10/24/18	GBP	8.30	GBP	1,327	(54,451)
Mondi PLC	Goldman Sachs International	139,206	10/24/18	GBP	21.17	GBP	2,925	(91,843)
Rio Tinto PLC — ADR	Citibank N.A.	35,000	10/24/18	USD	49.71	USD	1,786	(77,527)
Stelco Holdings, Inc.	Morgan Stanley & Co. International PLC	30,000	10/24/18	CAD	26.24	CAD	646	(2,490)
Suncor Energy, Inc.	Deutsche Bank AG	203,300	10/24/18	CAD	51.80	CAD	10,161	(66,168)
Lundin Mining Corp.	Citibank N.A.	241,700	10/25/18	CAD	6.76	CAD	1,653	(60,774)
Baker Hughes a GE Co.	Citibank N.A.	14,900	10/26/18	USD	32.94	USD	504	(24,397)
CNOOC Ltd.	Citibank N.A.	955,000	10/26/18	HKD	13.71	HKD	14,803	(221,313)
Glanbia PLC	Goldman Sachs International	90,000	10/26/18	EUR	15.06	EUR	1,338	(25,447)
OZ Minerals Ltd.	Citibank N.A.	258,600	10/26/18	AUD	8.60	AUD	2,413	(153,363)
Umicore SA	Credit Suisse International	26,500	10/26/18	EUR	47.10	EUR	1,275	(54,849)
FMC Corp.	Credit Suisse International	13,700	10/29/18	USD	89.75	USD	1,194	(21,624)
Rio Tinto PLC — ADR	Bank of America N.A.	51,600	10/29/18	USD	49.75	USD	2,633	(120,418)
First Quantum Minerals Ltd.	Morgan Stanley & Co. International PLC	93,000	10/30/18	CAD	16.90	CAD	1,368	(23,796)
Mondi PLC	Morgan Stanley & Co. International PLC	73,200	10/30/18	GBP	21.47	GBP	1,538	(33,143)
Stelco Holdings, Inc.	Credit Suisse International	27,500	10/30/18	CAD	23.21	CAD	592	(3,996)
Trimble, Inc.	Citibank N.A.	36,300	10/30/18	USD	44.98	USD	1,578	(33,311)
CNOOC Ltd.	JPMorgan Chase Bank N.A.	800,000	10/31/18	HKD	14.57	HKD	12,400	(113,133)
Encana Corp.	Goldman Sachs International	74,900	10/31/18	CAD	17.52	CAD	1,268	(21,802)
TOTAL SA	Citibank N.A.	70,500	10/31/18	EUR	54.13	EUR	3,948	(201,388)
ArcelorMittal	Barclays Bank PLC	57,900	11/01/18	EUR	28.30	EUR	1,548	(31,346)
First Quantum Minerals Ltd.	Credit Suisse International	239,100	11/01/18	CAD	16.98	CAD	3,517	(58,708)
First Quantum Minerals Ltd.	Goldman Sachs International	141,000	11/01/18	CAD	17.38	CAD	2,074	(32,274)
Glanbia PLC	Goldman Sachs International	8,300	11/01/18	EUR	14.99	EUR	123	(2,995)
Nufarm Ltd.	Deutsche Bank AG	100,000	11/01/18	AUD	7.03	AUD	687	(14,184)
Smurfit Kappa Group PLC	Morgan Stanley & Co. International PLC	9,400	11/01/18	EUR	36.12	EUR	320	(2,376)
Smurfit Kappa Group PLC	Morgan Stanley & Co. International PLC	57,700	11/01/18	EUR	34.75	EUR	1,967	(35,881)
Stelco Holdings, Inc.	Credit Suisse International	27,500	11/01/18	CAD	23.33	CAD	592	(8,873)
Stelco Holdings, Inc.	Goldman Sachs International	25,000	11/01/18	CAD	22.98	CAD	539	(4,725)
Randgold Resources Ltd. — ADR	Goldman Sachs International	18,300	11/05/18	USD	63.31	USD	1,291	(141,706)
ArcelorMittal	Barclays Bank PLC	83,200	11/06/18	EUR	25.60	EUR	2,225	(181,031)
OZ Minerals Ltd.	JPMorgan Chase Bank N.A.	258,600	11/06/18	AUD	8.60	AUD	2,413	(154,398)
Stelco Holdings, Inc.	Credit Suisse International	27,500	11/06/18	CAD	23.44	CAD	592	(9,658)
Stelco Holdings, Inc.	Goldman Sachs International	25,000	11/06/18	CAD	22.98	CAD	539	(5,503)
BHP Billiton PLC	Goldman Sachs International	179,000	11/07/18	GBP	16.19	GBP	2,996	(262,263)
CNOOC Ltd.	Goldman Sachs International	194,000	11/07/18	HKD	15.39	HKD	3,007	(16,846)
CNOOC Ltd.	UBS AG	980,000	11/07/18	HKD	14.99	HKD	15,190	(110,132)
Glencore PLC	Credit Suisse International	786,000	11/07/18	GBP	3.48	GBP	2,602	(80,145)
TOTAL SA	Credit Suisse International	44,000	11/07/18	EUR	54.09	EUR	2,464	(131,626)
Glanbia PLC	Morgan Stanley & Co. International PLC	83,600	11/09/18	EUR	14.87	EUR	1,243	(39,304)
Stelco Holdings, Inc.	Deutsche Bank AG	20,000	11/09/18	CAD	22.27	CAD	431	(12,465)
bpost SA	Citibank N.A.	70,100	11/09/18	USD	46.50	USD	3,232	(54,739)
Baker Hughes a GE Co.	Morgan Stanley & Co. International PLC	29,500	11/12/18	USD	33.59	USD	998	(46,180)
OZ Minerals Ltd.	JPMorgan Chase Bank N.A.	145,000	11/14/18	AUD	8.88	AUD	1,353	(66,208)
BHP Billiton PLC	UBS AG	158,700	11/20/18	GBP	17.23	GBP	2,657	(155,084)

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
TOTAL SA	Credit Suisse International	70,200	11/20/18	EUR	56.37	EUR	3,931	(110,773)
Umicore SA	Deutsche Bank AG	25,700	11/27/18	EUR	49.04	EUR	1,236	(41,319)
BP PLC — ADR	Citibank N.A.	70,100	11/30/18	USD	46.50	USD	3,232	(75,027)
Stelco Holdings, Inc.	UBS AG	25,000	11/30/18	CAD	22.52	CAD	539	(18,776)

								$(5,637,394)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$103,727,521	$24,063,735	$—	$127,791,256
Containers & Packaging	25,845,850	18,116,138	—	43,961,988
Electronic Equipment, Instruments & Components	10,084,806	—	—	10,084,806
Energy Equipment & Services	13,858,715	—	—	13,858,715
Food Products	51,795,539	7,852,251	—	59,647,790
Machinery	7,559,945	—	—	7,559,945

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Resources & Commodities Strategy Trust (BCX)

	Level 1	Level 2	Level 3	Total
Metals & Mining	$200,965,353	$135,446,733	$—	$336,412,086
Oil, Gas & Consumable Fuels	267,264,114	76,924,694	—	344,188,808
Paper & Forest Products	—	14,699,990	66	14,700,056
Corporate Bonds	4,290,471	10,121,535	1,681,920	16,093,926
Short-Term Securities	5,643,819	—	—	5,643,819

	$691,036,133	$287,225,076	$1,681,986	$979,943,195

Investments Valued at NAV(a)				500,545
				$980,443,740

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(5,217,899)	$(5,738,483)	$—	$(10,956,382)

(a)

As of September 30, 2018, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share as no quoted market value is available and have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are options written, which are shown at value.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1(a)	Transfers out of Level 1(a)	Transfers into Level 2(a)	Transfers out of Level 2(a)
Assets:
Long-Term Investments:
Common Stocks	$4,653,795	$19,224,563	$19,224,563	$4,653,795

(a)	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

8

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Resources & Commodities Strategy Trust

Date: November 19, 2018